Interest-bearing bank borrowings	12 Months Ended
Dec. 31, 2020
Interest-bearing bank borrowings
Interest-bearing bank borrowings

18.  Interest-bearing bank borrowings

	2020	2019
Current
-Secured	6,027	400,325
Non-current
-Secured	2,054,649	2,060,933

	2,060,676	2,461,258

	2020	2019
Maturity profile of the bank borrowings:
Within 1 year	6,027	400,325
Between 1 and 2 years	100,089	6,130
Between 2 and 5 years	909,190	489,440
Over 5 years	1,045,370	1,565,363
	2,060,676	2,461,258
(a)

The interest-bearing bank borrowings were all RMB denominated. The weighted average annual interest rate for the 2020 Successor Period, 2019 Successor Period and 2019 Predecessor Period was 5.26% to 7.08%,  6.64% to 6.97%,  and 2.15% to 7.82%, respectively.

(b)	All the bank borrowings are secured by:

	Note	2020	2019
Equity interest in subsidiaries		2,060,676	2,066,948
Restricted cash and equity interest in a subsidiary	(c)	—	394,310

		2,060,676	2,461,258
(c)

In accordance with the International Finance Corporation (“IFC”) loan agreement dated 27 January 2017, IFC has the right to accelerate the prepayment of the outstanding loan amount upon a change in control event including the Business Combination (hereinafter referred to as the “Prepayment”). On 17 December 2019, IFC gave a written consent, consenting to the Business Combination, and the Prepayment within four months after the completion of the Business Combination. In conjunction with the Prepayment on 18 December 2019, the Group placed funds amounting to US$54,000 into a security account and incurred Prepayment costs amounting to RMB18,339. There were no other costs, fees or penalties related to the Prepayment. The IFC outstanding loan balance amounted to RMB394,310 as of 31 December 2019, which was included in current interest-bearing bank borrowings. The US$54,000 restricted cash was released along with the repayment of IFC loan in April 2020.

(d)	There were no unutilized banking facilities available at both 31 December 2020 and 2019.